OTHER TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Other national taxes	$ 8,169	$ 6,504
Provincial taxes	939	218
Municipal taxes	823	996
Total current	9,931	7,718
Non-current
Provincial taxes	44
Total non-current	44
Total taxes payables	$ 9,975	$ 7,718